Intangible asset (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Intangible Asset
Acquired computer software
RMB’000
Cost
At December 31, 2020, 2021 and 2022	9

Accumulated amortization
At December 31, 2020	3
Amortization	1
At December 31, 2021	4
Amortization	*-
At December 31, 2022	4
Carrying amount
At December 31, 2021	5
At December 31, 2022	5